Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense			$ 55,616	$ 19,781
Accounts Receivable, net			484,858	11,430
Cash equivalents			0	0
Federally insured limits			$ 29,300
Potentially dilutive shares			3,000,000
Uncertain tax positions			$ 0	0
Advertising			146,579	4,767
Inventory reserves			$ 366,109	150,974
Estimated useful lives			10 years
Copa Di Vino Corporation [Member]
Depreciation expense	$ 151,800			173,300	$ 177,000
Accounts Receivable, net	191,981	$ 402,443		402,443	312,315
Uncertain tax positions	0	0		0	0
Advertising	82,200	164,600		48,500	116,600
Allowance for uncollectible accounts	0			122,000	122,000
Impairement of inventory	25,000			0	149,994
Tax payable	173,659			173,659	173,659
License agreement, net	82,900			59,400	28,409
Revenue, net	152,504	281,698		411,600	340,700
Samples expense	10,113	33,175		48,400	68,600
Shipping and handling costs	152,400	$ 297,000		426,200	$ 491,900
Copa Di Vino Corporation [Member] | Licensing Agreements [Member]
Amortization of license agreement	$ 31,000			$ 31,000
Estimated useful lives	10 years			10 years
Minimum [Member]
Property equipment useful lives			3 years
Maximum [Member]
Property equipment useful lives			39 years